MINERAL PROPERTY INTERESTS (Details Narrative) - CAD ($)						3 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended
	Dec. 14, 2025	Jul. 14, 2023	Jul. 14, 2022	Nov. 05, 2021	Jun. 08, 2021	Oct. 31, 2025	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2025	Nov. 20, 2025
Statement [Line Items]
Common Shares issued for business acquisitions							45,000
Shares issued for business acquisition										433,334
Cash payments to acquire property							$ 24,000
Maestro Property [Member]
Statement [Line Items]
Return royalty payable percentage							100.00%
Cash payment made for acquisition					$ 105,000
Ownership interest, percentage					100.00%
Shares issued for business acquisition					1,000,000
Shares issued for acquisition, amount					$ 210,000
Pre-existing NSR					2.50%
Portion of NSR puchased, percentage					1.50%
Portion of NSR puchased, amount					$ 1,500,000
NSR, annual advance payment paid					$ 25,000
Underlying Claims [Member]
Statement [Line Items]
Additional Expenditure		$ 100,000	$ 60,000
United Mineral Services Ltd [Member]
Statement [Line Items]
Percent of NSR royalty				2.00%
Acquisition cost of paid							$ 50,000
Capped underying Claims				$ 3,000,000
Return royalty payable percentage				100.00%			100.00%
Cash payments to acquire property							$ 50,000	$ 50,000	$ 50,000
Eagle Plains Resources Ltd [Member]
Statement [Line Items]
Shares issued for business acquisition							750,000
Shares issued for business acquisition transaction							750,000
Pre-existing NSR							2.00%
Portion of NSR puchased, percentage							1.50%
Portion of NSR puchased, amount							$ 5,000,000
North mineral claim [Member]
Statement [Line Items]
Percent of NSR royalty							2.00%
Capped underying Claims							$ 2,000,000
Common Shares issued for business acquisitions						15,000	15,000	15,000
Cash payments to acquire property						$ 8,000	$ 8,000	$ 8,000
Wild West Gold Corp [Member]
Statement [Line Items]
Return royalty payable percentage	100.00%
Common stock shares issued	25,000
Fair value of common stock shares issued	$ 23,000
Jake Property [Member]
Statement [Line Items]
Return royalty payable percentage							100.00%
Electrum [Member]
Statement [Line Items]
Cash payments to acquire property		$ 75,000	$ 50,000